Note 12 - Stock Incentive Plan (Details) - Summary of the Status of the Company’s Non-vested Shares - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Note 12 - Stock Incentive Plan (Details) - Summary of the Status of the Company’s Non-vested Shares [Line Items]
Non-vested on January 1, 2015 | shares	67,500
Non-vested on January 1, 2015 | $ / shares	$ 10.57
Granted | shares	68,400
Granted | $ / shares	$ 4.18
Vested | shares	(45,000)
Vested | $ / shares	$ 10.75
Non-vested on December 31, 2015 | shares	90,900
Non-vested on December 31, 2015 | $ / shares	$ 5.67